Pioneer Global High Yield Fund

Schedule of Investments | July 31, 2021

Ticker Symbols: Class A PGHYX Class C PGYCX Class Y GHYYX

	Shares		Value
		UNAFFILIATED ISSUERS - 94.5%
		COMMON STOCKS - 0.5% of Net Assets
		Energy Equipment & Services - 0.4%
	29,749(a)	FTS International, Inc.	$581,295
	11,730+^(a)	Superior Energy Services, Inc.	372,428
		Total Energy Equipment & Services	$953,723
		Household Durables - 0.0%†
	1,443,476(a)	Desarrolladora Homex SAB de CV	$2,103
		Total Household Durables	$2,103
		Oil, Gas & Consumable Fuels - 0.1%
	25(a)	Amplify Energy Corp.	$82
	5,735,146+^(a)	Ascent CNR Corp.	172,054
		Total Oil, Gas & Consumable Fuels	$172,136
		Paper & Forest Products - 0.0%†
	459,481	Emerald Plantation Holdings, Ltd.	$7,352
		Total Paper & Forest Products	$7,352
		TOTAL COMMON STOCKS
		(Cost $1,797,550)	$1,135,314
	Principal Amount USD ($)		Value
		CONVERTIBLE CORPORATE BONDS - 3.8% of Net Assets
		Airlines - 1.1%
	513,000	Air Canada, 4.0%, 7/1/25	$782,562
	700,000	GOL Equity Finance SA, 3.75%, 7/15/24 (144A)	621,250
	1,078,000	Spirit Airlines, Inc., 1.0%, 5/15/26	1,008,577
		Total Airlines	$2,412,389
		Banks - 0.0%†
IDR	11,178,198,000^	PT Bakrie & Brothers Tbk, 0.0%, 12/22/22	$77,291
		Total Banks	$77,291
		Biotechnology - 0.3%
	265,000	Insmed, Inc., 0.75%, 6/1/28	$268,975
	458,000	Insmed, Inc., 1.75%, 1/15/25	459,145
		Total Biotechnology	$728,120
		Energy-Alternate Sources - 0.4%
	928,000(b)	Enphase Energy, Inc., 3/1/28 (144A)	$938,208
		Total Energy-Alternate Sources	$938,208
		Entertainment - 0.5%
	735,000(b)	DraftKings, Inc., 3/15/28 (144A)	$644,228
	520,000	IMAX Corp., 0.5%, 4/1/26 (144A)	481,676
		Total Entertainment	$1,125,904
		Media - 0.0%†
	112,000	DISH Network Corp., 3.375%, 8/15/26	$114,800
		Total Media	$114,800
		Mining - 0.2%
	375,000	Ivanhoe Mines, Ltd., 2.5%, 4/15/26 (144A)	$468,919
		Total Mining	$468,919
		Pharmaceuticals - 0.3%
	455,000	Revance Therapeutics, Inc., 1.75%, 2/15/27	$525,330
	523,000	Tricida, Inc., 3.5%, 5/15/27	200,780
		Total Pharmaceuticals	$726,110
		REITs - 0.2%
	354,000	Summit Hotel Properties, Inc., 1.5%, 2/15/26	$360,195
		Total REITs	$360,195
		Software - 0.8%
	795,000	Bentley Systems, Inc., 0.375%, 7/1/27 (144A)	$795,795
	446,000	Ceridian HCM Holding, Inc., 0.25%, 3/15/26 (144A)	453,448
	540,000	Verint Systems, Inc., 0.25%, 4/15/26 (144A)	520,324
		Total Software	$1,769,567
		TOTAL CONVERTIBLE CORPORATE BONDS
		(Cost $9,440,005)	$8,721,503
		CORPORATE BONDS - 83.5% of Net Assets
		Advertising - 1.8%
	200,000	Clear Channel International BV, 6.625%, 8/1/25 (144A)	$209,750
	890,000	Clear Channel Outdoor Holdings, Inc., 7.5%, 6/1/29 (144A)	922,574
	465,000	Clear Channel Outdoor Holdings, Inc., 7.75%, 4/15/28 (144A)	484,911
	2,082,000(c)	MDC Partners, Inc., 7.5%, 5/1/24 (144A)	2,120,101
	325,000	Outfront Media Capital LLC/Outfront Media Capital Corp., 4.25%, 1/15/29 (144A)	326,625
		Total Advertising	$4,063,961
		Airlines - 3.5%
	965,000	Aerovias de Mexico SA de CV, 7.0%, 2/5/25 (144A)	$805,775
	160,000	Air Canada, 3.875%, 8/15/26 (144A)	160,042
	360,000	American Airlines, Inc./AAdvantage Loyalty IP, Ltd., 5.5%, 4/20/26 (144A)	376,650
	300,000	American Airlines, Inc./AAdvantage Loyalty IP, Ltd., 5.75%, 4/20/29 (144A)	323,682
	675,000	Gol Finance SA, 7.0%, 1/31/25 (144A)	626,464
	2,090,000	Gol Finance SA, 8.0%, 6/30/26 (144A)	2,079,550
	2,375,000	Pegasus Hava Tasimaciligi AS, 9.25%, 4/30/26 (144A)	2,510,038
	Principal Amount USD ($)		Value
		Airlines - (continued)
EUR	1,200,000	Transportes Aereos Portugueses SA, 5.625%, 12/2/24 (144A)	$1,160,939
		Total Airlines	$8,043,140
		Auto Manufacturers - 2.6%
	800,000	Ford Motor Credit Co. LLC, 3.625%, 6/17/31	$829,000
	595,000	Ford Motor Credit Co. LLC, 3.815%, 11/2/27	624,750
	2,545,000	Ford Motor Credit Co. LLC, 4.125%, 8/17/27	2,723,150
	240,000	Ford Motor Credit Co. LLC, 5.113%, 5/3/29	271,738
	1,327,000	JB Poindexter & Co., Inc., 7.125%, 4/15/26 (144A)	1,398,326
		Total Auto Manufacturers	$5,846,964
		Auto Parts & Equipment - 1.4%
	809,000	American Axle & Manufacturing, Inc., 6.25%, 3/15/26	$836,008
	1,243,000	Dealer Tire LLC/DT Issuer LLC, 8.0%, 2/1/28 (144A)	1,337,916
EUR	915,000	Grupo Antolin-Irausa SA, 3.5%, 4/30/28 (144A)	1,071,849
		Total Auto Parts & Equipment	$3,245,773
		Banks - 1.8%
	700,000	Akbank T.A.S., 5.125%, 3/31/25	$706,160
	420,000	Akbank T.A.S., 6.8%, 2/6/26 (144A)	444,759
ARS	8,000,000(d)	Banco de la Ciudad de Buenos Aires, 38.117% (BADLARPP + 399 bps), 12/5/22	72,740
	226,000(e)(f)	Banco Mercantil del Norte SA, 6.75% (5 Year CMT Index + 497 bps) (144A)	242,159
	380,000(e)(f)	Banco Mercantil del Norte SA, 8.375% (5 Year CMT Index + 776 bps) (144A)	458,284
	530,000	Freedom Mortgage Corp., 6.625%, 1/15/27 (144A)	514,762
	892,000	Freedom Mortgage Corp., 8.25%, 4/15/25 (144A)	925,450
	750,000(e)(f)	Sovcombank Via SovCom Capital DAC, 7.75% (5 Year CMT Index + 638 bps) (144A)	774,225
	9,000(e)	Turkiye Vakiflar Bankasi TAO, 8.0% (5 Year USD Swap Rate + 585 bps), 11/1/27 (144A)	9,157
		Total Banks	$4,147,696
		Biotechnology - 0.7%
EUR	790,000	Cidron Aida Finco S.a.r.l., 5.0%, 4/1/28 (144A)	$943,649
GBP	220,000	Cidron Aida Finco S.a.r.l., 6.25%, 4/1/28	310,999
	430,000	HCRX Investments Holdco LP, 4.5%, 8/1/29 (144A)	438,600
		Total Biotechnology	$1,693,248
		Building Materials - 0.9%
	770,000	Builders FirstSource, Inc., 4.25%, 2/1/32 (144A)	$786,370
	601,000	Koppers, Inc., 6.0%, 2/15/25 (144A)	616,025
	570,000	Patrick Industries, Inc., 4.75%, 5/1/29 (144A)	581,799
		Total Building Materials	$1,984,194
		Chemicals - 2.5%
	537,000	Hexion, Inc., 7.875%, 7/15/27 (144A)	$577,275
	794,000	OCI NV, 4.625%, 10/15/25 (144A)	820,797
	1,108,000	Rain CII Carbon LLC/CII Carbon Corp., 7.25%, 4/1/25 (144A)	1,141,240
	1,072,000	Sasol Financing USA LLC, 5.5%, 3/18/31	1,117,560
	815,000	Trinseo Materials Operating SCA/Trinseo Materials Finance, Inc., 5.125%, 4/1/29 (144A)	829,263
	1,105,000	Tronox, Inc., 4.625%, 3/15/29 (144A)	1,122,956
		Total Chemicals	$5,609,091
		Coal - 0.3%
	605,000	SunCoke Energy, Inc., 4.875%, 6/30/29 (144A)	$610,306
		Total Coal	$610,306
		Commercial Services - 6.5%
	400,000	Allied Universal Holdco LLC/Allied Universal Finance Corp., 6.0%, 6/1/29 (144A)	$400,500
	1,110,000	Allied Universal Holdco LLC/Allied Universal Finance Corp., 9.75%, 7/15/27 (144A)	1,216,671
EUR	275,000	Allied Universal Holdco LLC/Allied Universal Finance Corp./Atlas Luxco 4 S.a.r.l., 3.625%, 6/1/28	324,160
	400,000	Allied Universal Holdco LLC/Allied Universal Finance Corp./Atlas Luxco 4 S.a.r.l., 4.625%, 6/1/28 (144A)	401,500
EUR	520,000	APCOA Parking Holdings GmbH, 4.625%, 1/15/27 (144A)	620,365
	1,680,000	APX Group, Inc., 5.75%, 7/15/29 (144A)	1,686,754
	680,000	APX Group, Inc., 6.75%, 2/15/27 (144A)	720,800
	1,746,000	Atento Luxco 1 SA, 8.0%, 2/10/26 (144A)	1,925,539
	1,435,000	CoreLogic, Inc., 4.5%, 5/1/28 (144A)	1,429,619
	1,582,000	Garda World Security Corp., 6.0%, 6/1/29 (144A)	1,548,382
	750,000	Garda World Security Corp., 9.5%, 11/1/27 (144A)	817,500
EUR	705,000	Loxam SAS, 6.0%, 4/15/25 (144A)	848,511
	1,330,000	Prime Security Services Borrower LLC/Prime Finance, Inc., 6.25%, 1/15/28 (144A)	1,388,054
	525,000	Sotheby’s, 7.375%, 10/15/27 (144A)	560,779
	205,000	United Rentals, Inc., 3.75%, 1/15/32	205,000
EUR	605,000	Verisure Holding AB, 3.25%, 2/15/27 (144A)	719,846
		Total Commercial Services	$14,813,980
		Computers - 0.8%
	595,000	Diebold Nixdorf, Inc., 8.5%, 4/15/24	$606,373
	110,000	Diebold Nixdorf, Inc., 9.375%, 7/15/25 (144A)	120,862
	705,000	NCR Corp., 5.0%, 10/1/28 (144A)	726,150
	225,000	NCR Corp., 5.25%, 10/1/30 (144A)	236,813
	110,000	NCR Corp., 8.125%, 4/15/25 (144A)	119,488
		Total Computers	$1,809,686
		Diversified Financial Services - 5.9%
	1,765,000	ASG Finance Designated Activity Co., 7.875%, 12/3/24 (144A)	$1,703,225
	401,388(g)	Avation Capital SA, 8.25% (9.0% PIK 8.25% Cash), 10/31/26 (144A)	327,131
	Principal Amount USD ($)		Value
		Diversified Financial Services - (continued)
	1,381,000	Credito Real SAB de CV SOFOM ER, 8.0%, 1/21/28 (144A)	$1,186,555
	665,000	Financiera Independencia SAB de CV SOFOM ENR, 8.0%, 7/19/24 (144A)	623,444
EUR	300,000	Garfunkelux Holdco 3 SA, 6.75%, 11/1/25 (144A)	369,002
GBP	510,000	Garfunkelux Holdco 3 SA, 7.75%, 11/1/25 (144A)	735,182
	1,374,482(g)	Global Aircraft Leasing Co., Ltd., 6.5% (7.25% PIK 6.5% Cash), 9/15/24 (144A)	1,381,355
	630,000	Jefferies Finance LLC/JFIN Co.-Issuer Corp., 5.0%, 8/15/28 (144A)	642,600
GBP	785,000	Jerrold Finco Plc, 5.25%, 1/15/27 (144A)	1,135,839
	710,000	OneMain Finance Corp., 3.5%, 1/15/27	722,425
	1,122,000	Provident Funding Associates LP/PFG Finance Corp., 6.375%, 6/15/25 (144A)	1,144,440
	1,416,000	Unifin Financiera SAB de CV, 8.375%, 1/27/28 (144A)	1,327,500
	740,000	United Wholesale Mortgage LLC, 5.5%, 4/15/29 (144A)	734,450
	1,248,000	VistaJet Malta Finance Plc/XO Management Holding, Inc., 10.5%, 6/1/24 (144A)	1,355,078
		Total Diversified Financial Services	$13,388,226
		Electric - 2.5%
	610,000	Clearway Energy Operating LLC, 3.75%, 2/15/31 (144A)	$610,000
EUR	280,000	ContourGlobal Power Holdings SA, 3.125%, 1/1/28 (144A)	338,212
	335,000	Leeward Renewable Energy Operations LLC, 4.25%, 7/1/29 (144A)	341,700
	1,425,000	Light Servicos de Eletricidade SA/Light Energia SA, 4.375%, 6/18/26 (144A)	1,447,515
	1,120,000	Pampa Energia SA, 7.5%, 1/24/27 (144A)	999,600
	1,650,000	Talen Energy Supply LLC, 7.625%, 6/1/28 (144A)	1,505,328
	350,000	Vistra Operations Co. LLC, 4.375%, 5/1/29 (144A)	358,750
		Total Electric	$5,601,105
		Electrical Components & Equipment - 0.9%
EUR	1,135,000	Belden, Inc., 3.38%, 7/15/31 (144A)	$1,363,311
EUR	675,000	Energizer Gamma Acquisition BV, 3.5%, 6/30/29 (144A)	801,280
		Total Electrical Components & Equipment	$2,164,591
		Electronics - 0.1%
	340,000	Atkore, Inc., 4.25%, 6/1/31 (144A)	$347,650
		Total Electronics	$347,650
		Energy-Alternate Sources - 0.5%
	200,000	Atlantica Sustainable Infrastructure Plc, 4.125%, 6/15/28 (144A)	$207,500
	920,000	Renewable Energy Group, Inc., 5.875%, 6/1/28 (144A)	959,100
		Total Energy-Alternate Sources	$1,166,600
		Engineering & Construction - 1.4%
	967,000	Dycom Industries, Inc., 4.5%, 4/15/29 (144A)	$979,088
	1,845,000	PowerTeam Services LLC, 9.033%, 12/4/25 (144A)	2,031,972
	1,000,709(h)	Stoneway Capital Corp., 10.0%, 3/1/27 (144A)	270,191
		Total Engineering & Construction	$3,281,251
		Entertainment - 2.8%
	509,000	AMC Entertainment Holdings, Inc., 10.5%, 4/24/26 (144A)	$540,176
	298,851(g)	AMC Entertainment Holdings, Inc., 12.0% (12.0% PIK 10.0% Cash), 6/15/26 (144A)	264,483
	840,000	Caesars Entertainment, Inc., 8.125%, 7/1/27 (144A)	923,731
EUR	800,000	Gamma Bidco S.p.A., 5.125%, 7/15/25 (144A)	972,192
EUR	516,000	International Game Technology Plc, 2.375%, 4/15/28 (144A)	597,255
	245,000	International Game Technology Plc, 4.125%, 4/15/26 (144A)	255,173
	1,145,000	Mohegan Gaming & Entertainment, 8.0%, 2/1/26 (144A)	1,192,128
EUR	412,000	Scientific Games International, Inc., 5.5%, 2/15/26 (144A)	499,458
	955,000	Scientific Games International, Inc., 7.25%, 11/15/29 (144A)	1,070,918
		Total Entertainment	$6,315,514
		Environmental Control - 0.3%
	627,000	Tervita Corp., 11.0%, 12/1/25 (144A)	$719,483
		Total Environmental Control	$719,483
		Food - 2.8%
	710,000	Aragvi Finance International DAC, 8.45%, 4/29/26 (144A)	$736,440
GBP	490,000	Boparan Finance Plc, 7.625%, 11/30/25 (144A)	602,584
	875,000	FAGE International SA/FAGE USA Dairy Industry, Inc., 5.625%, 8/15/26 (144A)	900,323
	1,550,000	Frigorifico Concepcion SA, 7.7%, 7/21/28 (144A)	1,610,063
	1,030,000	Minerva Luxembourg SA, 4.375%, 3/18/31 (144A)	1,011,975
EUR	655,000	Quatrim SASU, 5.875%, 1/15/24 (144A)	801,806
	675,000	US Foods, Inc., 4.75%, 2/15/29 (144A)	688,500
		Total Food	$6,351,691
		Forest Products & Paper - 1.5%
	469,000	Clearwater Paper Corp., 4.75%, 8/15/28 (144A)	$474,253
	1,690,000	Mercer International, Inc., 5.125%, 2/1/29	1,721,687
	809,000	Schweitzer-Mauduit International, Inc., 6.875%, 10/1/26 (144A)	858,042
EUR	350,000	Spa Holdings, 3.625%, 2/4/28	419,815
		Total Forest Products & Paper	$3,473,797
		Healthcare-Services - 2.4%
	860,000	Auna SAA, 6.5%, 11/20/25 (144A)	$883,659
	1,145,000	LifePoint Health, Inc., 5.375%, 1/15/29 (144A)	1,139,275
	690,000	Prime Healthcare Services, Inc., 7.25%, 11/1/25 (144A)	740,618
	1,484,000	Surgery Center Holdings, Inc., 10.0%, 4/15/27 (144A)	1,617,560
	250,000	US Acute Care Solutions LLC, 6.375%, 3/1/26 (144A)	260,000
	786,000	US Renal Care, Inc., 10.625%, 7/15/27 (144A)	853,478
		Total Healthcare-Services	$5,494,590
	Principal Amount USD ($)		Value
		Home Builders - 1.6%
	575,000	Beazer Homes USA, Inc., 5.875%, 10/15/27	$598,000
	579,000	Beazer Homes USA, Inc., 6.75%, 3/15/25	597,088
	155,000	Beazer Homes USA, Inc., 7.25%, 10/15/29	169,539
	1,220,000	KB Home, 4.0%, 6/15/31	1,268,800
	1,009,000	Taylor Morrison Communities, Inc., 5.875%, 6/15/27 (144A)	1,138,656
		Total Home Builders	$3,772,083
		Home Furnishings - 0.4%
EUR	735,000	International Design Group S.p.A., 6.5%, 11/15/25 (144A)	$908,451
		Total Home Furnishings	$908,451
		Insurance - 0.4%
GBP	585,000	Galaxy Bidco, Ltd., 6.5%, 7/31/26 (144A)	$854,517
		Total Insurance	$854,517
		Iron & Steel - 1.9%
	1,097,000	Cleveland-Cliffs, Inc., 6.75%, 3/15/26 (144A)	$1,183,389
	670,000	Commercial Metals Co., 3.875%, 2/15/31	673,350
	2,165,000	Metinvest BV, 7.75%, 10/17/29 (144A)	2,381,500
		Total Iron & Steel	$4,238,239
		Leisure Time - 1.7%
	180,000	Carnival Corp., 10.5%, 2/1/26 (144A)	$206,096
GBP	545,000	Deuce FinCo Plc, 5.5%, 6/15/27 (144A)	754,842
	780,000	NCL Corp., Ltd., 5.875%, 3/15/26 (144A)	785,850
	220,000	NCL Finance, Ltd., 6.125%, 3/15/28 (144A)	222,200
EUR	225,000	Pinnacle Bidco Plc, 5.5%, 2/15/25 (144A)	273,104
	410,000	Royal Caribbean Cruises, Ltd., 5.5%, 4/1/28 (144A)	418,077
	817,000	Viking Cruises, Ltd., 5.875%, 9/15/27 (144A)	776,150
	520,000	Viking Ocean Cruises Ship VII, Ltd., 5.625%, 2/15/29 (144A)	520,000
		Total Leisure Time	$3,956,319
		Lodging - 0.8%
	590,000	Grupo Posadas SAB de CV, 7.875%, 6/30/22 (144A)	$422,629
	670,000	Hilton Grand Vacations Borrower Escrow LLC/Hilton Grand Vacations Borrower Esc, 5.0%, 6/1/29 (144A)	676,043
EUR	430,000	NH Hotel Group SA, 4.0%, 7/2/26 (144A)	508,853
GBP	140,000	Wheel Bidco, Ltd., 6.75%, 7/15/26 (144A)	195,331
		Total Lodging	$1,802,856
		Media - 3.2%
	1,000,000	CSC Holdings LLC, 4.625%, 12/1/30 (144A)	$985,000
	560,000	CSC Holdings LLC, 5.0%, 11/15/31 (144A)	563,724
	635,000	Diamond Sports Group LLC/Diamond Sports Finance Co., 6.625%, 8/15/27 (144A)	251,619
	1,975,000	Mav Acquisition Corp., 8.0%, 8/1/29 (144A)	1,933,031
	425,000	News Corp., 3.875%, 5/15/29 (144A)	432,637
	879,000	Summer BC Bidco B LLC, 5.5%, 10/31/26 (144A)	892,185
EUR	575,000	Virgin Media Finance Plc, 3.75%, 7/15/30 (144A)	682,523
GBP	425,000	Virgin Media Vendor Financing Notes III DAC, 4.875%, 7/15/28 (144A)	600,752
EUR	855,000	Ziggo Bond Co. BV, 3.375%, 2/28/30 (144A)	1,008,474
		Total Media	$7,349,945
		Mining - 2.7%
	730,000	Coeur Mining, Inc., 5.125%, 2/15/29 (144A)	$708,574
EUR	1,270,000	Constellium SE, 3.13%, 7/15/29 (144A)	1,496,301
	705,000	First Quantum Minerals, Ltd., 6.875%, 3/1/26 (144A)	735,738
	665,000	First Quantum Minerals, Ltd., 6.875%, 10/15/27 (144A)	720,694
	200,000	First Quantum Minerals, Ltd., 7.5%, 4/1/25 (144A)	207,280
	424,000	Hudbay Minerals, Inc., 6.125%, 4/1/29 (144A)	456,860
	811,000	IAMGOLD Corp., 5.75%, 10/15/28 (144A)	833,303
	365,000	Joseph T Ryerson & Son, Inc., 8.5%, 8/1/28 (144A)	403,325
	205,000	Novelis Corp., 3.25%, 11/15/26 (144A)	208,075
	315,000	Novelis Corp., 3.875%, 8/15/31 (144A)	318,226
		Total Mining	$6,088,376
		Miscellaneous Manufacturers - 0.3%
	560,000	Bombardier, Inc., 7.125%, 6/15/26 (144A)	$581,000
		Total Miscellaneous Manufacturers	$581,000
		Oil & Gas - 8.2%
	640,000	Ascent Resources Utica Holdings LLC/ARU Finance Corp., 5.875%, 6/30/29 (144A)	$630,400
	1,800,000	Baytex Energy Corp., 8.75%, 4/1/27 (144A)	1,800,000
	1,015,000	Colgate Energy Partners III LLC, 7.75%, 2/15/26 (144A)	1,088,628
	1,137,000	MC Brazil Downstream Trading S.A.R.L., 7.25%, 6/30/31 (144A)	1,179,524
	590,000	MEG Energy Corp., 5.875%, 2/1/29 (144A)	609,175
	550,000	MEG Energy Corp., 7.125%, 2/1/27 (144A)	577,098
	1,060,000	Neptune Energy Bondco Plc, 6.625%, 5/15/25 (144A)	1,077,225
	1,255,000	Occidental Petroleum Corp., 4.4%, 4/15/46	1,231,243
	200,000	Occidental Petroleum Corp., 5.5%, 12/1/25	220,000
	805,000	PBF Holding Co. LLC/PBF Finance Corp., 6.0%, 2/15/28	420,443
	357,000	PBF Holding Co. LLC/PBF Finance Corp., 9.25%, 5/15/25 (144A)	327,548
	510,000	Petroleos Mexicanos, 6.875%, 10/16/25 (144A)	562,066
	640,000	Precision Drilling Corp., 6.875%, 1/15/29 (144A)	657,600
	651,000	Shelf Drilling Holdings, Ltd., 8.25%, 2/15/25 (144A)	489,767
	615,000	Shelf Drilling Holdings, Ltd., 8.875%, 11/15/24 (144A)	630,375
	Principal Amount USD ($)		Value
		Oil & Gas - (continued)
	1,340,000	SierraCol Energy Andina LLC, 6.0%, 6/15/28 (144A)	$1,341,675
	1,920,000	Strathcona Resources, Ltd., 6.875%, 8/1/26 (144A)	1,900,550
	211,364	Transocean Sentry, Ltd., 5.375%, 5/15/23 (144A)	199,210
	1,215,000	Tullow Oil Plc, 10.25%, 5/15/26 (144A)	1,266,638
	1,070,000	Vine Energy Holdings LLC, 6.75%, 4/15/29 (144A)	1,115,475
	1,800,000	YPF SA, 6.95%, 7/21/27 (144A)	1,255,860
ARS	22,125,000	YPF SA, 16.5%, 5/9/22 (144A)	217,383
		Total Oil & Gas	$18,797,883
		Oil & Gas Services - 0.7%
	875,000	Archrock Partners LP/Archrock Partners Finance Corp., 6.875%, 4/1/27 (144A)	$918,750
	788,000	Exterran Energy Solutions LP/EES Finance Corp., 8.125%, 5/1/25	693,440
		Total Oil & Gas Services	$1,612,190
		Packaging & Containers - 1.4%
EUR	340,000	Ardagh Packaging Finance Plc/Ardagh Holdings USA, Inc., 2.125%, 8/15/26 (144A)	$403,709
	619,000	Greif, Inc., 6.5%, 3/1/27 (144A)	651,497
EUR	1,330,000	Guala Closures S.p.A., 3.25%, 6/15/28 (144A)	1,582,998
	650,000	Intertape Polymer Group, Inc., 4.375%, 6/15/29 (144A)	664,329
		Total Packaging & Containers	$3,302,533
		Pharmaceuticals - 1.3%
EUR	455,000	Gruenenthal GmbH, 4.125%, 5/15/28 (144A)	$554,337
	600,000	P&L Development LLC/PLD Finance Corp., 7.75%, 11/15/25 (144A)	627,000
	808,000	Par Pharmaceutical, Inc., 7.5%, 4/1/27 (144A)	824,160
EUR	895,000	Teva Pharmaceutical Finance Netherlands II BV, 1.625%, 10/15/28	959,988
		Total Pharmaceuticals	$2,965,485
		Pipelines - 3.3%
	1,715,000	CQP Holdco LP/BIP-V Chinook Holdco LLC, 5.5%, 6/15/31 (144A)	$1,779,312
	1,500,000	Delek Logistics Partners LP/Delek Logistics Finance Corp., 6.75%, 5/15/25	1,526,250
	150,000	Delek Logistics Partners LP/Delek Logistics Finance Corp., 7.125%, 6/1/28 (144A)	155,943
	1,165,000(e)(f)	Energy Transfer LP, 7.125% (5 Year CMT Index + 531 bps)	1,204,319
	665,000	EnLink Midstream Partners LP, 5.45%, 6/1/47	645,050
	460,000	Genesis Energy LP/Genesis Energy Finance Corp., 8.0%, 1/15/27	472,650
	1,040,000	Harvest Midstream I LP, 7.5%, 9/1/28 (144A)	1,112,051
	205,000	Venture Global Calcasieu Pass LLC, 3.875%, 8/15/29 (144A)	209,613
	310,000	Venture Global Calcasieu Pass LLC, 4.125%, 8/15/31 (144A)	320,850
		Total Pipelines	$7,426,038
		Real Estate - 0.4%
EUR	400,000	AEDAS Homes OpCo SLU, 4.0%, 8/15/26 (144A)	$485,427
EUR	270,000	Neinor Homes SA, 4.5%, 10/15/26 (144A)	327,571
		Total Real Estate	$812,998
		REITs - 1.7%
	975,000	HAT Holdings I LLC/HAT Holdings II LLC, 3.375%, 6/15/26 (144A)	$988,046
	735,000	iStar, Inc., 4.25%, 8/1/25	762,055
	741,000	iStar, Inc., 4.75%, 10/1/24	785,460
	431,000	Uniti Group LP/Uniti Fiber Holdings, Inc./CSL Capital LLC, 7.875%, 2/15/25 (144A)	459,015
	780,000	Uniti Group LP/Uniti Group Finance, Inc./CSL Capital LLC, 6.5%, 2/15/29 (144A)	790,577
		Total REITs	$3,785,153
		Retail - 2.7%
	970,000	AAG FH LP/AAG FH Finco, Inc., 9.75%, 7/15/24 (144A)	$960,300
	670,000	Beacon Roofing Supply, Inc., 4.125%, 5/15/29 (144A)	668,325
GBP	850,000	Constellation Automotive Financing Plc, 4.85%, 7/15/27 (144A)	1,181,099
	310,000	Ken Garff Automotive LLC, 4.875%, 9/15/28 (144A)	318,138
EUR	810,000	Mobilux Finance SAS., 4.25%, 7/15/28 (144A)	961,824
	527,000	Party City Holdings, Inc., 8.75%, 2/15/26 (144A)	557,945
	945,000	Penske Automotive Group, Inc., 3.75%, 6/15/29	957,994
	557,000	Staples, Inc., 7.5%, 4/15/26 (144A)	565,355
		Total Retail	$6,170,980
		Telecommunications - 4.0%
	1,065,000	Altice France Holding SA, 6.0%, 2/15/28 (144A)	$1,050,356
	280,000	Altice France SA, 5.125%, 1/15/29 (144A)	282,100
	1,165,000	Altice France SA, 5.125%, 7/15/29 (144A)	1,173,633
	749,421(g)	Digicel International Finance, Ltd./Digicel international Holdings, Ltd., 13.0% (7.0% PIK 6.0% Cash), 12/31/25 (144A)	747,547
	1,090,000	LogMeIn, Inc., 5.5%, 9/1/27 (144A)	1,129,949
	1,055,000	Lumen Technologies, Inc., 4.5%, 1/15/29 (144A)	1,035,799
	765,000	Plantronics, Inc., 4.75%, 3/1/29 (144A)	745,875
	765,000	T-Mobile USA, Inc., 3.5%, 4/15/31 (144A)	802,337
	1,085,000	Total Play Telecomunicaciones SA de CV, 7.5%, 11/12/25 (144A)	1,158,889
	970,000	Windstream Escrow LLC/Windstream Escrow Finance Corp., 7.75%, 8/15/28 (144A)	989,400
		Total Telecommunications	$9,115,885
		Transportation - 2.9%
	825,000	Danaos Corp., 8.5%, 3/1/28 (144A)	$888,938
	620,000	Hidrovias International Finance S.A.R.L., 4.95%, 2/8/31 (144A)	629,300
EUR	860,000	PeopleCert Wisdom Issuer Plc, 5.75%, 9/15/26 (144A)	1,049,164
	445,000	Seaspan Corp., 5.5%, 8/1/29 (144A)	443,758
	900,000	Seaspan Corp., 6.5%, 4/29/26 (144A)	965,250
	1,115,000	Simpar Europe SA, 5.2%, 1/26/31 (144A)	1,137,300
	Principal Amount USD ($)		Value
		Transportation - (continued)
	1,285,000	Western Global Airlines LLC, 10.375%, 8/15/25 (144A)	$1,447,026
		Total Transportation	$6,560,736
		TOTAL CORPORATE BONDS
		(Cost $188,250,461)	$190,274,204
		FOREIGN GOVERNMENT BONDS - 3.5% of Net Assets
		Argentina - 0.9%
	118,980	Argentine Republic Government International Bond, 1.0%, 7/9/29	$45,629
	2,000,000	Ciudad Autonoma De Buenos Aires, 7.5%, 6/1/27 (144A)	1,770,020
	125,812	Province of Salta Argentina, 9.5%, 3/16/22 (144A)	115,747
		Total Argentina	$1,931,396
		Bahrain - 0.2%
	505,000	Bahrain Government International Bond, 7.0%, 10/12/28 (144A)	$560,032
		Total Bahrain	$560,032
		Egypt - 0.5%
	1,095,000	Egypt Government International Bond, 5.875%, 2/16/31 (144A)	$1,053,390
		Total Egypt	$1,053,390
		Ghana - 0.6%
	385,000	Ghana Government International Bond, 7.875%, 2/11/35 (144A)	$369,275
	1,000,000	Ghana Government International Bond, 8.627%, 6/16/49	947,976
		Total Ghana	$1,317,251
		Ivory Coast - 0.5%
EUR	952,000	Ivory Coast Government International Bond, 4.875%, 1/30/32 (144A)	$1,139,527
		Total Ivory Coast	$1,139,527
		Ukraine - 0.8%
EUR	855,000	Ukraine Government International Bond, 4.375%, 1/27/30 (144A)	$942,730
	875,000	Ukraine Government International Bond, 8.994%, 2/1/24 (144A)	963,042
		Total Ukraine	$1,905,772
		TOTAL FOREIGN GOVERNMENT BONDS
		(Cost $8,215,052)	$7,907,368
		INSURANCE-LINKED SECURITIES - 0.6% of Net Assets#
		Event Linked Bonds - 0.0%†
		Multiperil - U.S. - 0.0%†
	500,000+(d)	Caelus Re V, 0.543% (1 Month U.S. Treasury Bill + 50 bps), 6/5/24 (144A)	$44
	250,000(d)	Caelus Re V, 2.543% (3 Month U.S. Treasury Bill + 250 bps), 6/9/25 (144A)	25
			$69
		Total Event Linked Bonds	$69
	Face Amount USD ($)		Value
		Collateralized Reinsurance - 0.3%
		Multiperil - U.S. - 0.0%†
	250,000+(i)	Dingle Re 2019, 2/1/22	$5,132
		Multiperil - Worldwide - 0.2%
	600,000+(a)(i)	Cypress Re 2017, 1/31/22	$60
	462,359+(a)(i)	Dartmouth Re 2018, 1/31/22	97,604
	12,000+(i)	Limestone Re 2016-1, 8/31/21	675
	12,000+(i)	Limestone Re 2016-1, 8/31/22	675
	277,770+(a)(i)	Oyster Bay Re 2018, 1/31/22	252,104
	400,000+(a)(i)	Resilience Re, 10/6/21	–
	283,700+(a)(i)	Seminole Re 2018, 1/31/22	7,010
	276,582+(a)(i)	Walton Health Re 2018, 6/15/22	86,881
			$445,009
		Windstorm - Florida - 0.1%
	250,000+(a)(i)	Formby Re 2018, 2/28/22	$34,798
	300,000+(a)(i)	Portrush Re 2017, 6/15/22	191,430
			$226,228
		Windstorm - U.S. Regional - 0.0%†
	250,000+(a)(i)	Oakmont Re 2017, 4/30/22	$7,350
		Total Collateralized Reinsurance	$683,719
		Reinsurance Sidecars - 0.3%
		Multiperil - U.S. - 0.0%†
	800,000+(a)(i)	Carnoustie Re 2017, 11/30/21	$105,440
	1,000,000+(a)(j)	Harambee Re 2018, 12/31/21	2,700
	695,349+(j)	Harambee Re 2019, 12/31/22	3,546
			$111,686
		Multiperil - Worldwide - 0.3%
	3,037+(j)	Alturas Re 2019-2, 3/10/22	$4,170
	490,000+(a)(i)	Bantry Re 2016, 3/31/22	39,494
	300,000+(a)(i)	Bantry Re 2017, 3/31/22	17,532
	250,000+(a)(i)	Bantry Re 2018, 12/31/21	2,850
	250,000+(a)(i)	Bantry Re 2019, 12/31/22	8,491
	1,422,258+(a)(i)	Berwick Re 2018-1, 12/31/21	136,654
	556,791+(a)(i)	Berwick Re 2019-1, 12/31/22	66,537
	12,500+(i)	Eden Re II, 3/22/22 (144A)	3,717
	22,500+(i)	Eden Re II, 3/22/22 (144A)	7,076
	Face Amount USD ($)		Value
		Multiperil - Worldwide - (continued)
	250,000+(a)(i)	Gleneagles Re 2018, 12/31/21	$29,575
	450,000+(a)(j)	Lorenz Re 2018, 7/1/22	2,295
	231,508+(a)(j)	Lorenz Re 2019, 6/30/22	25,396
	600,000+(a)(i)	Merion Re 2018-2, 12/31/21	99,300
	1,000,000+(i)	Pangaea Re 2016-2, 11/30/21	1,783
	300,000+(a)(i)	Pangaea Re 2018-1, 12/31/21	6,316
	300,000+(a)(i)	Pangaea Re 2018-3, 7/1/22	6,223
	245,774+(a)(i)	Pangaea Re 2019-1, 2/1/23	5,121
	220,594+(a)(i)	Pangaea Re 2019-3, 7/1/23	7,935
	521,395+(a)(i)	St. Andrews Re 2017-4, 6/1/22	51,305
	250,000+(a)(j)	Thopas Re 2018, 12/31/21	1,250
	250,000+(a)(j)	Thopas Re 2019, 12/31/22	11,275
	300,000+(a)(i)	Versutus Re 2018, 12/31/21	–
	264,763+(i)	Versutus Re 2019-A, 12/31/21	6,778
	35,236+(i)	Versutus Re 2019-B, 12/31/21	860
	250,000+(a)(j)	Viribus Re 2018, 12/31/21	–
	106,153+(a)(j)	Viribus Re 2019, 12/31/22	4,437
	253,645+(a)(i)	Woburn Re 2018, 12/31/21	18,567
	244,914+(a)(i)	Woburn Re 2019, 12/31/22	68,919
			$633,856
		Total Reinsurance Sidecars	$745,542
		TOTAL INSURANCE-LINKED SECURITIES
		(Cost $2,790,746)	$1,429,330
	Principal Amount USD ($)		Value
		SENIOR SECURED FLOATING RATE LOAN INTERESTS - 2.6% of Net Assets*(d)
		Aerospace & Defense - 0.4%
	715,000	Grupo Aeromexico, SAB de CV, DIP Tranche 1 Term Loan, 9.0% (LIBOR + 800 bps), 12/31/21	$720,362
	303,979	Grupo Aeromexico, SAB de CV, DIP Tranche 2 Term Loan, 15.5% (LIBOR + 1,450 bps), 12/31/21	311,959
		Total Aerospace & Defense	$1,032,321
		Diversified & Conglomerate Service - 0.7%
	507,527	First Brands Group LLC, 2021 First Lien Term Loan, 6.0% (LIBOR + 500 bps), 3/30/27	$514,293
	1,067,280	Team Health Holdings, Inc., Initial Term Loan, 3.75% (LIBOR + 275 bps), 2/6/24	1,034,373
		Total Diversified & Conglomerate Service	$1,548,666
		Entertainment & Leisure - 0.7%
	1,584,938	Enterprise Development Authority, Term B Loan, 5.0% (LIBOR + 425 bps), 2/28/28	$1,592,862
		Total Entertainment & Leisure	$1,592,862
		Healthcare, Education & Childcare - 0.3%
	601,913	Alliance HealthCare Services, Inc., First Lien Initial Term Loan, 5.5% (LIBOR + 450 bps), 10/24/23	$602,666
		Total Healthcare, Education & Childcare	$602,666
		Hotel, Gaming & Leisure - 0.0%†
	74,600	Spectacle Gary Holdings LLC, Delayed Draw Term Loan, 11.0% (LIBOR + 900 bps), 12/23/25	$81,314
		Total Hotel, Gaming & Leisure	$81,314
		Securities & Trusts - 0.5%
	1,030,100	Spectacle Gary Holdings LLC, Closing Date Term Loan, 11.0% (LIBOR + 900 bps), 12/23/25	$1,122,809
		Total Securities & Trusts	$1,122,809
		TOTAL SENIOR SECURED FLOATING RATE LOAN INTERESTS
		(Cost $5,694,729)	$5,980,638
	Shares		Value
		RIGHTS/WARRANTS - 0.0%† of Net Assets
		Metals & Mining - 0.0%†
	318,254(k)	ANR, Inc., 3/31/23	$1,432
		Total Metals & Mining	$1,432
		Oil, Gas & Consumable Fuels - 0.0%†
	61(a)(l)	Alpha Metallurgical Resources, Inc., 7/25/23	$267
		Total Oil, Gas & Consumable Fuels	$267
		Real Estate Management & Development - 0.0%†
	17(a)(m)	Fujian Thai Hot Investment Co., Ltd., 10/13/27	$7,650
		Total Real Estate Management & Development	$7,650
		TOTAL RIGHTS/WARRANTS
		(Cost $36,831)	$9,349

Number of Contracts	Description	Counterparty	Amount	Strike Price	Expiration Date	Value
	OVER THE COUNTER (OTC) CALL OPTIONS PURCHASED - 0.0%
297,012^(n)	Desarrolladora Homex SAB de CV	Bank of New York Mellon Corp. MXN	– MXN	–(p)	10/23/22	$–
297,012^(o)	Desarrolladora Homex SAB de CV	Bank of New York Mellon Corp. MXN	– MXN	–(p)	10/23/22	–
						$–
	TOTAL OVER THE COUNTER (OTC) CALL OPTIONS PURCHASED
	(Premiums paid $0)					$–
Number of Contracts	Description	Counterparty	Amount	Strike Price	Expiration Date	Value
	OVER THE COUNTER (OTC) CURRENCY PUT OPTION PURCHASED - 0.0%†
2,000,000	Put EUR Call USD	JPMorgan Chase Bank NA EUR	28,370 EUR	1.17	2/4/22	$18,364
	TOTAL OVER THE COUNTER (OTC) CURRENCY PUT OPTION PURCHASED
	(Premiums paid $28,370)					$18,364
	TOTAL OPTIONS PURCHASED
	(Premiums paid $28,370)					$18,364
	TOTAL INVESTMENTS IN UNAFFILIATED ISSUERS - 94.5%
	(Cost $216,253,744)					$215,476,070

	OVER THE COUNTER (OTC) CURRENCY CALL OPTION WRITTEN - (0.0)%†
(2,000,000)	Call EUR Put USD	JPMorgan Chase Bank NA EUR	28,370 EUR	1.25	2/4/22	$(6,779)
	TOTAL OVER THE COUNTER (OTC) CURRENCY CALL OPTION WRITTEN
	(Premiums received $(28,370))					$(6,779)
	OTHER ASSETS AND LIABILITIES - 5.5%					$12,598,223
	NET ASSETS - 100.0%					$228,067,514

BADLARPP	Argentine Deposit Rate Badlar Private Banks 30 – 35 Days.
bps	Basis Points.
CMT	Constant Maturity Treasury Index.
LIBOR	London Interbank Offered Rate.
REIT	Real Estate Investment Trust.
(144A)
Security is exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold normally to qualified institutional buyers in a transaction exempt from registration. At July 31, 2021, the value of these securities amounted to $177,445,443, or 77.8% of net assets.

c
†	Amount rounds to less than 0.1%.
*
Senior secured floating rate loan interests in which the Fund invests generally pay interest at rates that are periodically redetermined by reference to a base lending rate plus a premium. These base lending rates are generally (i) the lending rate offered by one or more major European banks, such as LIBOR, (ii) the prime rate offered by one or more major United States banks, (iii) the rate of a certificate of deposit or (iv) other base lending rates used by commercial lenders. The interest rate shown is the rate accruing at July 31, 2021.

+	Security that used significant unobservable inputs to determine its value.
^	Security is valued using fair value methods (other than supplied by independent pricing services).
(a)	Non-income producing security.
(b)	Security issued with a zero coupon. Income is recognized through accretion of discount.
(c)	Debt obligation initially issued at one coupon which converts to a higher coupon at a specific date. The rate shown is the rate at July 31, 2021.
(d)	Floating rate note. Coupon rate, reference index and spread shown at July 31, 2021.
(e)	The interest rate is subject to change periodically. The interest rate and/or reference index and spread shown at July 31, 2021.
(f)	Security is perpetual in nature and has no stated maturity date.
(g)	Payment-in-kind (PIK) security which may pay interest in the form of additional principal amount.
(h)	Security is in default.
(i)	Issued as participation notes.
(j)	Issued as preference shares.
(k)	ANR, Inc. warrants are exercisable into 318,254 shares.
(l)	Alpha Metallurgical Resources, Inc. warrants are exercisable into 61 shares.
(m)	Fujian Thai Hot Investment Co., Ltd. warrants are exercisable into 17 shares.
(n)	Option does not become effective until underlying company’s outstanding common shares reach a market capitalization of MXN 12.5 Billion.
(o)	Option does not become effective until underlying company’s outstanding common shares reach a market capitalization of MXN 15.0 Billion.
(p)	Strike price is 1 Mexican Peso (MXN).
#	Securities are restricted as to resale.

Restricted Securities	Acquisition date	Cost	Value
Alturas Re 2019-2	12/19/2018	$ 3,037	$ 4,170
Bantry Re 2016	2/6/2019	39,494	39,494
Bantry Re 2017	2/6/2019	17,539	17,532
Bantry Re 2018	2/6/2019	2,845	2,850
Bantry Re 2019	2/1/2019	–	8,491
Berwick Re 2018-1	1/10/2018	234,526	136,654
Berwick Re 2019-1	12/31/2018	66,532	66,537
Caelus Re V	5/4/2018	250,000	25
Caelus Re V	4/27/2017	500,000	44
Carnoustie Re 2017	1/5/2017	190,205	105,440
Cypress Re 2017	1/24/2017	2,017	60
Dartmouth Re 2018	1/18/2018	187,807	97,604
Dingle Re 2019	3/4/2019	–	5,132
Eden Re II	12/15/2017	747	3,717
Eden Re II	1/23/2018	520	7,076
Formby Re 2018	7/9/2018	27,581	34,798
Gleneagles Re 2018	12/27/2017	20,068	29,575
Harambee Re 2018	12/19/2017	50,410	2,700
Harambee Re 2019	4/24/2019	–	3,546
Limestone Re 2016-1	12/15/2016	990	675
Limestone Re 2016-1	12/15/2016	990	675
Lorenz Re 2018	6/26/2018	96,602	2,295
Lorenz Re 2019	7/10/2019	73,454	25,396
Restricted Securities	Acquisition date	Cost	Value
Merion Re 2018-2	12/28/2017	$ 24,691	$ 99,300
Oakmont Re 2017	5/10/2017	–	7,350
Oyster Bay Re 2018	1/17/2018	247,921	252,104
Pangaea Re 2016-2	5/31/2016	–	1,783
Pangaea Re 2018-1	12/26/2017	42,902	6,316
Pangaea Re 2018-3	5/31/2018	72,258	6,223
Pangaea Re 2019-1	1/9/2019	2,580	5,121
Pangaea Re 2019-3	7/25/2019	6,618	7,935
Portrush Re 2017	6/12/2017	230,096	191,430
Resilience Re	4/13/2017	1,307	–
Seminole Re 2018	1/2/2018	2,466	7,010
St. Andrews Re 2017-4	3/31/2017	–	51,305
Thopas Re 2018	12/12/2017	32,702	1,250
Thopas Re 2019	12/21/2018	9,473	11,275
Versutus Re 2018	1/31/2018	199	–
Versutus Re 2019-A	1/28/2019	–	6,778
Versutus Re 2019-B	12/24/2018	–	860
Viribus Re 2018	12/22/2017	19,725	–
Viribus Re 2019	3/25/2019	–	4,437
Walton Health Re 2018	6/25/2018	182,302	86,881
Woburn Re 2018	3/20/2018	89,700	18,567
Woburn Re 2019	1/30/2019	60,442	68,919
Total Restricted Securities			$1,429,330
% of Net assets			0.6%

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS

Currency Purchased	In Exchange for	Currency Sold	Deliver	Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	153,218	GBP	(110,000)	Brown Brothers Harriman & Co.	8/24/21	$393
USD	581,525	EUR	(475,000)	Goldman Sachs International	8/26/21	18,111
EUR	408,000	USD	(482,495)	HSBC Bank USA NA	9/28/21	1,785
USD	2,404,362	EUR	(1,973,500)	HSBC Bank USA NA	8/26/21	63,523
USD	2,748,645	EUR	(2,310,000)	HSBC Bank USA NA	9/28/21	6,766
USD	1,394,420	GBP	(985,000)	HSBC Bank USA NA	8/24/21	25,942
EUR	13,015,000	USD	(15,334,484)	JPMorgan Chase Bank NA	10/27/21	122,632
NOK	20,950,000	EUR	(2,047,478)	JPMorgan Chase Bank NA	10/5/21	(59,378)
USD	304,486	EUR	(250,000)	JPMorgan Chase Bank NA	8/26/21	7,952
USD	1,670,951	EUR	(1,400,000)	JPMorgan Chase Bank NA	9/28/21	9,206
USD	1,174,392	GBP	(850,000)	State Street Bank & Trust Co.	8/24/21	(6,528)
TOTAL FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS						$190,404

SWAP CONTRACT

CENTRALLY CLEARED CREDIT DEFAULT SWAP CONTRACT - BUY PROTECTION
Notional Amount ($)(1)	Reference Obligation/ Index	Pay/ Receive(2)	Annual Fixed Rate	Expiration Date	Premiums Paid	Unrealized (Depreciation)	Market Value
13,480,000	Markit CDX North America High Yield Index Series 36	Receive	5.00%	6/20/26	$ 20,594	$ (1,338,863)	$ (1,318,269)
TOTAL CENTRALLY CLEARED CREDIT DEFAULT SWAP CONTRACT - BUY PROTECTION					$ 20,594	$ (1,338,863)	$ (1,318,269)
TOTAL SWAP CONTRACT					$ 20,594	$ (1,338,863)	$ (1,318,269)
(1)	The notional amount is the maximum amount that a seller of credit protection would be obligated to pay upon occurrence of a credit event.
(2)	Receives quarterly.

Principal amounts are denominated in U.S. dollars (“USD”) unless otherwise noted.

ARS	-	Argentine Peso
EUR	-	Euro
GBP	-	Great British Pound
IDR	-	Indonesian Rupiah
MXN	-	Mexican Peso
NOK	-	Norwegian Krone

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels below.

Level 1 - unadjusted quoted prices in active markets for identical securities.
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments).

The following is a summary of the inputs used as of July 31, 2021, in valuing the Fund’s investments:

	Level 1	Level 2	Level 3	Total
Common Stocks
Energy Equipment & Services	$581,295	$–	$372,428	$953,723
Oil, Gas & Consumable Fuels	82	–	172,054	172,136
Paper & Forest Products	–	7,352	–	7,352
All Other Common Stock	2,103	–	–	2,103
Convertible Corporate Bonds	–	8,721,503	–	8,721,503
Corporate Bonds	–	190,274,204	–	190,274,204
Foreign Government Bonds	–	7,907,368	–	7,907,368
Insurance-Linked Securities
Event Linked Bonds
Multiperil - U.S.	–	25	44	69
Collateralized Reinsurance
Multiperil - U.S.	–	–	5,132	5,132
Multiperil - Worldwide	–	–	445,009	445,009
Windstorm - Florida	–	–	226,228	226,228
Windstorm - U.S. Regional	–	–	7,350	7,350
Reinsurance Sidecars
Multiperil - U.S.	–	–	111,686	111,686
Multiperil - Worldwide	–	–	633,856	633,856
Senior Secured Floating Rate Loan Interests	–	5,980,638	–	5,980,638
Rights/Warrants	–	9,349	–	9,349
Over The Counter (OTC) Call Option Purchased	–	– *	–	– *
Over The Counter (OTC) Currency Put Option Purchased	–	18,364	–	18,364
Total Investments in Securities	$583,480	$212,918,803	$1,973,787	$215,476,070
Other Financial Instruments
Over The Counter (OTC) Currency Call Option Written	$–	$(6,779)	$–	$(6,779)
Net unrealized appreciation on forward foreign currency exchange contracts	–	190,404	–	190,404
Swap contracts, at value	–	(1,318,269)	–	(1,318,269)
Total Other Financial Instruments	$–	$(1,134,644)	$–	$(1,134,644)

* Securities valued at $0.

The following is a reconciliation of assets valued using significant unobservable inputs (Level 3):

	Common Stocks	Convertible Corporate Bonds	Insurance- Linked Securities	Total
Balance as of 10/31/20	$172,055	$38,216	$2,438,370	$2,648,641
Realized gain (loss)	--	--	(62,483)	(62,483)
Change in unrealized appreciation (depreciation)	20,527	--	(12,780)	7,747
Accrued discounts/premiums	--	--	--	--
Purchases	351,900	--	--	351,900
Sales	--	--	(933,802)	(933,802)
Transfers in to Level 3*	--	--	--	–
Transfers out of Level 3*	--	(38,216)	--	(38,216)
Balance as of 7/31/21	$544,482	$--	$1,429,305	$1,973,787

*
Transfers are calculated on the beginning of period values. For the nine months ended July 31, 2021, securities with an aggregate market value of $38,216 transferred from Level 3 to Level 2 as there were observable inputs available to determine their value.

Net change in unrealized appreciation (depreciation) of Level 3 investments still held and considered Level 3 at July 31, 2021: $25,803.